Note 5 - Share Capital (Details) - Black-Scholes Option-Pricing Assumptions	1 Months Ended	0 Months Ended	12 Months Ended
	Feb. 29, 2012 USD ($)	Jun. 16, 2011 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD
Black-Scholes Option-Pricing Assumptions [Abstract]
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	40.00%	40.00%	47.03%	47.03%	40.00%
Risk-free interest rate	1.44%	2.19%	1.13%	1.13%	1.28%
Expected average term (years)	5 years	5 years	1 year 219 days	1 year 219 days	3 years 292 days
Fair value of warrants outstanding (in Dollars per share)			$ 5.30	4.08	$ 2.51
Aggregate fair value of warrants outstanding (in Dollars)	$ 850,907	$ 751,505	$ 5,378,722	5,378,772	$ 4,014,821	4,014,821